INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The components of the credit for income taxes are as follows:

	Year Ended March 31,
	2012	2011
Federal:
Current	$—	$—
Deferred	—	—

State
Current	$(2,849)	$(10,422)
Deferred	—	—

Sale of New Jersey Net Operating Losses	$486,801	$311,835

Net Credit for Income Taxes	$483,952	$301,413

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The Major components of deferred tax assets and liabilities at March31,2012and2011are as follows:

	March 31,
	2012	2011
Federal
Net Operating Loss Carry forward	$16,995,825	$17,789,382
Less: Deferred Tax Liability	(169,208)	(305,716)
Subtotal	16,826,617	17,483,666
Valuation Allowance	(16,826,617)	(17,483,666)
	$—	$—

State
Net Operating Loss Carryforwards	$932,426	$2,223,278
Less: Deferred Tax Liability	(34,837)	(68,786)
Subtotal	897,589	2,154,492
Valuation Allowance	(897,589)	(2,154,492)
	$—	$—